EQUITY	3 Months Ended
Dec. 31, 2025
EQUITY
EQUITY

2) EQUITY

At December 31, 2025, the Company was authorized to issue 100 shares of common stock, par value $0.0001 per share. At December 31, 2025, 100 shares of the Company’s common stock were issued and outstanding. All such issued and outstanding shares were held by Barinthus Bio.